Financial instruments - Disclosure of Financial Assets at Amortized Cost (Details) - Financial assets at amortized costs - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 93,382	SFr 150,001
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	82,653	63,874
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	253	286
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	71	276
Short-term time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 10,405	SFr 85,565